Commitments and Contingencies (Sumamry Of Minimum Future Rental Revenue) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies [Abstract]
2016	$ 49,300
2017	49,300
2018	49,300
2019	49,300
2020	49,300
Thereafter	221,850
Total	$ 468,350